One International Place 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
LEAH CRY leah.cry@dechert.com +617 728 7139 Direct +617 275 8405 Fax

November 18, 2014

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:         Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that one form of Prospectus and one Statement of Additional Information, relating to two series of the Trust, included in Post-Effective Amendment No. 203 to the Trust’s Registration Statement on Form N-1A (“PEA 203”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 203.  I hereby further certify that PEA 203 was filed electronically with the Commission on November 13, 2014 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Cry
Leah Cry

cc:          John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze, Esq.